Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory [Abstract]
Inventory

Note 5 — Inventory

Inventory as of June 30, 2026 and December 31, 2025, consisted primarily of finished goods and capitalized freight in and was located in the following geographical areas:

	June 30, 2026	December 31, 2025
United States	$1,119,736	$1,119,886
Ireland	20,776	22,491
Total inventory	$1,140,512	$1,142,377

During the three and six months ended June 30, 2026 and 2025, there was no obsolete inventory written off nor was any inventory pledged as collateral.

Note 4 — Inventory

Inventory as of December 31, 2025 and 2024 consisted primarily of finished goods and capitalized freight in and was located in the following geographical areas:

	For the years ended December 31,
	2025	2024
United States	$1,119,886	$1,142,630
Ireland	22,491	62,158
Total inventory	$1,142,377	$1,204,788

During the years ended December 31, 2025 and 2024, there was no obsolete inventory written off nor was any inventory pledged as collateral.